Loans and Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Loans and Leases (Details) [Line Items]
Lease liability	$ 3,593	$ 3,981	$ 4,717
Bottom of range [member]
Loans and Leases (Details) [Line Items]
Interest rate	3.15%
Weighted average rate	3.06%
Top of range [member]
Loans and Leases (Details) [Line Items]
Interest rate	3.55%
Weighted average rate	4.60%
Office and storage spaces [Member]
Loans and Leases (Details) [Line Items]
Lease liability			4,022
Vehicles [member]
Loans and Leases (Details) [Line Items]
Lease liability			663
Office equipment [member]
Loans and Leases (Details) [Line Items]
Lease liability			$ 32